Stock Incentive Plan (Details) - Schedule of operations and comprehensive loss - SoundHound, Inc. [Member] - USD ($) $ in Thousands	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2008
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Research and development	$ 54,279	$ 42,662	$ 40,696	$ 47,769	$ 3,605
Sales and marketing	$ 4,739	$ 3,243	$ 3,657	5,392	414
General and administrative					1,878
Total				$ 3,328	$ 5,897